Intangible Assets, Net (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Intangible assets, net
Amortization expense	$ 1,025,444	¥ 6,658,821	¥ 6,658,690	¥ 5,397,193
Production license
Intangible assets, net
Amortization expense	$ 589,233	3,826,243	3,826,243	3,826,243
Provision for impairment loss charged		0	¥ 0	¥ 0
Future amortization of intangible assets
2016		¥ 1,996,285